Intangible assets (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Beggining Balance		$ 272,132	$ 388,051
Ending Balance		380,226	272,132
Licences and Software member]
Disclosure of detailed information about intangible assets [line items]
Beggining Balance		200,640	199,331
Ending Balance		$ 295,141	$ 200,640
Intangibles, Useful life		< 5 years	< 5 years
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beggining Balance	[1]	$ 71,492	$ 188,720
Ending Balance	[1]	$ 85,085	$ 71,492
Intangibles, Useful life	[1]	< 7 years	< 7 years
Cost [member] | Licences and Software member]
Disclosure of detailed information about intangible assets [line items]
Beggining Balance		$ 784,320	$ 733,115
Acquisitions\Additions		169,545	63,560
Disposals		(9,469)	(29,099)
Foreign currency translation		(1,414)	(9,359)
Reclassifications			26,103
Transfers		17,574
Ending Balance		960,556	784,320
Cost [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beggining Balance	[1]	138,982	244,063
Acquisitions\Additions	[1]	6,323	5,693
Disposals	[1]	0	0
Foreign currency translation	[1]	(92)	(149)
Reclassifications	[1]		(110,625)
Transfers	[1]	23,339
Ending Balance	[1]	168,552	138,982
Cost [member] | Intangible assets [Member]
Disclosure of detailed information about intangible assets [line items]
Beggining Balance		923,302	977,178
Acquisitions\Additions		175,868	69,253
Disposals		(9,469)	(29,099)
Foreign currency translation		(1,506)	(9,508)
Reclassifications			(84,522)
Transfers		40,913
Ending Balance		1,129,108	923,302
Accumulated amortization [member] | Licences and Software member]
Disclosure of detailed information about intangible assets [line items]
Beggining Balance		(583,680)	(533,784)
Amortization expense		(89,216)	(81,913)
Disposals		8,744	29,097
Foreign currency translation		979	8,527
Reclassifications			(5,607)
Transfers		(2,242)
Ending Balance		(665,415)	(583,680)
Accumulated amortization [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beggining Balance	[1]	(67,490)	(55,343)
Amortization expense	[1]	(18,830)	(28,142)
Disposals	[1]	0	0
Foreign currency translation	[1]	0	1
Reclassifications	[1]		15,994
Transfers	[1]	2,853
Ending Balance	[1]	(83,467)	(67,490)
Accumulated amortization [member] | Intangible assets [Member]
Disclosure of detailed information about intangible assets [line items]
Beggining Balance		(651,170)	(589,127)
Amortization expense		(108,046)	(110,055)
Disposals		8,744	29,097
Foreign currency translation		979	8,528
Reclassifications			10,387
Transfers		611
Ending Balance		$ (748,882)	$ (651,170)

[1]	Corresponds mainly to easements.